Significant Accounting Policies - Other Noncurrent Assets (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) bbl	Mar. 31, 2018 USD ($) bbl
Other Assets, Noncurrent [Abstract]
Loan receivable		$ 19,474	$ 29,463
Line fill		33,437	34,897
Minimum shipping fees - pipeline commitments		23,494	88,757
Other		37,452	49,837
Total		$ 113,857	$ 202,954
Crude oil
Number of barrels of product | bbl		335,069	360,425
Propane sales
Number of barrels of product | bbl		262,000	262,000
Customer contracts | Contract No. 1
Pipeline commitments, period to recover amount		13 months
Crude oil logistics
Number of contracts		2
Number of contracts with benefit of deficiency credits	1
Write-off of pipeline deficiency credits	$ 67,700